Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Agreements amounted	$ 4,560
Commitment amount		$ 7,000
PRC Subsidiaries [Member]
Commitments and Contingencies (Details) [Line Items]
Net liabilities		$ 60,200
Percentage of total net assets	100.00%	100.00%
Total net assets	$ 638,600